Material Accounting Policies - Schedule of Change in Presentation Currency (Details)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)
EQUITY
Net equity			$ (200,445)			$ 1,698,700
NET DEFICIT	$ 6,722,004	$ (10,972,540)	(200,445)			1,698,700
Expenses
Sales and marketing	483,530	80,603	7,029
Research and development	342,168	954,593	1,608,895
General and administrative	1,209,847	557,904	366,435
Professional and consulting fees	1,623,209	1,158,484	1,252,510
Loss before other items	(3,658,754)	(2,751,584)	(3,234,869)
Other items
Interest income			1,554
Foreign exchange gain	(7,317)	(2,695)	26,912
NET LOSS	1,011,790	(51,159,048)	(3,206,403)
Non-cash adjustment:
Share based compensation		317,882	221,287
Foreign exchange	(9,860)	3,660	(84,499)
Changes in working capital:
Other receivables	(95,601)	107,622	(109,858)
Prepaids	70,330	(245,075)	(71,665)
Accounts payable and accrued liabilities			1,659,058
Cash used in operating activities	(3,734,238)	(2,945,365)	(1,592,080)
Proceeds received from Psyence Group Inc			1,172,923
Cash provided from financing activities	9,152,446	2,350,000	1,172,923
Change in cash and cash equivalents	5,401,978	(601,092)	(419,157)
Cash and cash equivalents, beginning of year	733,188	1,334,280	1,753,437
Cash and cash equivalents, end of year	$ 6,135,166	733,188	1,334,280
Reported [Member]
EQUITY
Net equity					$ (271,275)		$ 2,122,696
NET DEFICIT					$ (271,275)		$ 2,122,696
Expenses
Sales and marketing				$ 9,292
Research and development				2,126,762
General and administrative				484,382
Professional and consulting fees				1,655,663
Loss before other items				(4,276,099)
Other items
Interest income				2,054
Foreign exchange gain				35,574
NET LOSS				(4,238,471)
Non-cash adjustment:
Share based compensation				292,756
Foreign exchange
Changes in working capital:
Other receivables				(152,778)
Prepaids				(97,547)
Accounts payable and accrued liabilities				2,258,967
Cash used in operating activities				(1,937,073)
Proceeds received from Psyence Group Inc				1,551,744
Cash provided from financing activities				1,551,744
Change in cash and cash equivalents				(385,329)
Cash and cash equivalents, beginning of year				2,191,095
Cash and cash equivalents, end of year				$ 1,805,765
Foreign Currency Translation [Member]
EQUITY
Net equity			70,830			(423,996)
NET DEFICIT			70,830			$ (423,996)
Expenses
Sales and marketing			(2,263)
Research and development			(517,867)
General and administrative			(117,947)
Professional and consulting fees			(403,153)
Loss before other items			1,041,230
Other items
Interest income			(500)
Foreign exchange gain			(8,662)
NET LOSS			1,032,068
Non-cash adjustment:
Share based compensation			(71,469)
Foreign exchange			(84,499)
Changes in working capital:
Other receivables			42,920
Prepaids			25,882
Accounts payable and accrued liabilities			(599,909)
Cash used in operating activities			344,993
Proceeds received from Psyence Group Inc			(378,821)
Cash provided from financing activities			(378,821)
Change in cash and cash equivalents			(33,828)
Cash and cash equivalents, beginning of year		$ (471,486)	(437,658)
Cash and cash equivalents, end of year			$ (471,486)